Schedule of Share-based Compensation, Stock Options, Activity (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Number of Options, Outstanding, Beginning of the Period	2,720,000	0
Weighted Average Exercise Price, Beginning of the Period	$ 0.26	$ 0
Weighted Average Remaining Contractual Term, Beginning of the Period	4 years 11 months 23 days	0 years
Aggregate Intrinsic Value, Beginning of the Period	$ 0	$ 0
Number of Options, Granted in Period	300,000	3,120,000
Weighted Average Exercise Price, Grants in Period	$ 0.60	$ 0.25
Number of Options Cancelled		(400,000)
Weighted Average Exercise Price, Options Cancelled		$ 0.20
Number of Options, Expired	(200,000)
Weighted Average Exercise Price, Options Expired	$ 0.20
Number of Options, End of the Period	2,820,000	2,720,000
Weighted Average Exercise Price, End of the Period	$ 0.30	$ 0.26
Weighted Average Remaining Contractual Term, End of Period	2 years 6 months 22 days	4 years 11 months 23 days
Aggregate Intrinsic Value, End of Period	0	0
Number of Options, Exercisable End of the Period	2,040,000
Weighted Average Exercise Price, Exercisable, End of the Period	$ 0.29
Weighted Average Remaining Contractual Term, Exercisable, End of the Period	2 years 6 months
Aggregate Intrinsic Value, Exercisable, End of the Period	$ 0